                                                                            UNITED STATES

                                                 SECURITIES AND EXCHANGE COMMISSION

                                                                      Washington, D.C. 20549

                                                                                   FORM 24F-2

                                                               Annual Notice of Securities Sold

                                                                          Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1. Name and address of issuer: Franklin Fund Allocator Series One Franklin Parkway San Mateo, CA 94403-1906

2.         The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):               ☐

Franklin LifeSmartTM Retirement Income Fund (All classes)

Franklin LifeSmartTM 2020 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2025 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2030 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2035 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2040 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2045 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2050 Retirement Target Fund (All classes)

Franklin LifeSmartTM 2055 Retirement Target Fund (All classes)

            Franklin Corefolio Allocation Fund (All classes)

            Franklin Founding Funds Allocation Fund (All classes)

Franklin Conservative Allocation Fund (All classes)

Franklin Moderate Allocation Fund (All classes)

Franklin Growth Allocation Fund (All classes)

3.         Investment Company Act File Number:  811-07851

Securities Act File Number:   333-13601

4(a). Last day of fiscal year for which this Form is filed: 12/31/19

4(b). ☐  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐ Check box if this is the last time the issuer will be filing this Form.
5. Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$1,659,828,143.84
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $2,041,926,295.31
(iii)

Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:                                   $7,049,619,695.40

(iv)	Total available redemption credits[add items 5(ii) and 5(iii)]:	-$9,091,545,990.71
(v)	Net sales--if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0
(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(7,431,717,846.87)
(vii)	Multiplier for determining registration fee (See Instruction C.9)	x 0.0001298
(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $0

6.  Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were

Securities Act of registered under the 1933 pursuant to rule 24e-2 as in effect before

October 11, 1997, then report the amount of securities (number of shares or other units)

deducted here:   0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed

that are available for use by the issuer in future fiscal years, then state that number here:                                        0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): + $0
8. Total of the amount of the registration fee due plus any interest due [line 5 (viii plus line 7]: =$0
9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: (date) Method of Delivery: ☐ Wire Transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*	/s/KRISTIN CARBONI

Kristin Carboni,
Assistant Treasurer

Date: __3/16/2020_____________ *Please print the name and title of the signing officer below the signature.